UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2013

Date of reporting period:	2/28/2013

Item  1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of February 28, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 129.2%
BANK LOANS(a) — 9.8%
Cable — 0.6%
Newsday LLC	NR	3.805%	10/12/16	$ 4,000	$ 3,990,000

Electric — 0.6%
Calpine Corp.	B1	4.000	10/09/19	3,791	3,815,537

Gaming — 0.3%
MGM Resorts International	Ba2	4.250	12/20/19	2,000	2,025,714

Healthcare & Pharmaceutical — 0.3%
Alliance Healthcare Services, Inc.	Ba3	7.250	06/01/16	2,250	2,255,625

Media & Entertainment — 2.6%
Ancestry.com, Inc.	B1	7.000	12/31/18	4,500	4,477,500
Getty Images, Inc.	B1	4.750	10/18/19	7,000	7,058,751
Gray Television, Inc.	B2	4.750	10/14/19	4,820	4,868,018

					16,404,269

Metals — 0.8%
FMG Resources (August 2006) Pty Ltd. (Australia)	Ba1	5.250	10/18/17	4,988	5,047,764

Pipelines & Other — 0.8%
Energy Transfer Equity LP	Ba2	3.750	03/24/17	5,000	5,014,585

Technology — 3.8%
Alcatel-Lucent (USA), Inc.	B1	7.250	01/30/19	3,000	3,032,814
First Data Corp.	B1	5.202	09/24/18	1,675	1,675,000
Flextronics International Ltd. (Singapore), Tranche A3	Ba1	2.454	10/01/14	248	247,693
Tranche DD-A1A	Ba1	2.454	10/01/14	71	71,176
Tranche DD-A1B	Ba1	2.454	10/01/14	51	51,061
Tranche DD-A2	Ba1	2.454	10/01/14	61	61,273
Tranche DD-A3	Ba1	2.454	10/01/14	71	71,485
Freescale Semiconductor, Inc.	B1	4.452	12/01/16	13,000	13,005,421
Kronos, Inc.	Ba3	9.750	04/30/20	3,750	3,831,251
RP Crown Parent LLC	B1	6.750	12/21/18	2,250	2,278,125

					24,325,299

TOTAL BANK LOANS (cost $61,504,403)					62,878,793

CORPORATE BONDS — 119.4%
Aerospace & Defense — 3.2%
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	4.250	01/15/16	5,000	5,187,500
Sr. Unsec’d. Notes, 144A	Ba2	6.300	05/01/14	1,725	1,802,625
Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	1,875	2,130,469
Esterline Technologies Corp., Gtd. Notes(b)	Ba2	6.625	03/01/17	8,000	8,180,000
TransDigm, Inc., Gtd. Notes(b)	B3	7.750	12/15/18	3,000	3,292,500

					20,593,094

Automotive — 7.5%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A(b)	Ba1	9.250	01/15/17	9,688	10,656,800
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	B1	8.000	06/15/19	7,500	8,221,875
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500	09/15/19	7,450	7,599,000
Delphi Corp., Gtd. Notes(b)	Ba1	5.875	05/15/19	4,765	5,098,550
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	6,350	6,873,875
Gtd. Notes	Ba2	8.125	03/15/20	2,000	2,230,000

TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250	03/15/17	6,557	7,540,550

					48,220,650

Banking — 0.5%
Ally Financial, Inc., Gtd. Notes(b)	B1	8.300	02/12/15	3,000	3,337,500

Building Materials & Construction — 3.3%
Beazer Homes USA, Inc., Sr. Sec’d. Notes	B2	6.625	04/15/18	2,075	2,217,656
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(b)	B(c)	9.500	12/14/16	5,000	5,425,000
D.R. Horton, Inc., Gtd. Notes(b)	Ba2	4.750	05/15/17	3,000	3,165,000
Lennar Corp., Gtd. Notes(b)	Ba3	4.750	12/15/17	5,075	5,265,313
Standard Pacific Corp., Gtd. Notes(b)	B3	10.750	09/15/16	4,000	4,980,000

					21,052,969

Cable — 6.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	B1	7.750	04/15/18	750	825,000
Sr. Unsec’d. Notes(b)	B1	8.625	09/15/17	5,300	6,148,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	7,700	8,239,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS (original cost $4,983,956; purchased 09/18/12)(d)(e)	B2	11.500	11/20/14	4,485	5,028,806
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500	06/15/15	1,200	1,245,000
Sr. Unsec’d. Notes(b)	Ba3	8.625	02/15/19	2,500	2,981,250
DISH DBS Corp., Gtd. Notes	Ba2	4.625	07/15/17	4,500	4,657,500
Echostar DBS Corp., Gtd. Notes	Ba2	7.125	02/01/16	3,965	4,411,063
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(b)	B2	9.875	04/15/18	7,250	8,120,000
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125	04/15/18	414	436,770

					42,092,389

Capital Goods — 6.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	B2	9.625	03/15/18	5,115	5,652,075
CNH America LLC, Gtd. Notes(b)	Ba2	7.250	01/15/16	7,235	8,103,200
CNH Capital LLC, Gtd. Notes	Ba2	3.875	11/01/15	2,075	2,132,062
Columbus McKinnon Corp., Gtd. Notes(b)	B1	7.875	02/01/19	2,900	3,124,750
Griffon Corp., Gtd. Notes(b)	B1	7.125	04/01/18	3,000	3,247,500
Interline Brands, Inc., Gtd. Notes(b)	B2	7.500	11/15/18	1,450	1,569,625
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250	09/01/19	3,325	3,615,938
SPX Corp., Gtd. Notes(b)	Ba2	7.625	12/15/14	5,867	6,417,031
United Rentals Merger Sub Corp., Gtd. Notes(b)	B3	9.250	12/15/19	5,000	5,700,000
WireCo WorldGroup, Inc., Gtd. Notes(b)	B3	9.500	05/15/17	4,000	4,190,000

					43,752,181

Chemicals — 3.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.000	03/15/16	4,675	4,733,437
Koppers, Inc., Gtd. Notes(b)	B1	7.875	12/01/19	4,074	4,481,400

MacDermid, Inc., Gtd. Notes, 144A (original cost $4,954,225; purchased 11/13/12 - 02/26/13)(d)(e)	Caa1	9.500	04/15/17	4,750	4,934,062
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(b)	Ba2	8.375	11/01/16	7,673	8,306,023
Orion Engineered Carbons Finance & Co. S.C.A. (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250	08/01/19	2,850	2,835,750

					25,290,672

Consumer — 1.9%
Jarden Corp., Gtd. Notes	B2	7.500	05/01/17	3,000	3,393,750
Service Corp. International, Sr. Unsec’d. Notes(b)	Ba3	7.000	05/15/19	2,735	2,967,475
Sr. Unsec’d. Notes(b)	Ba3	7.625	10/01/18	2,753	3,248,540
Spectrum Brands, Inc., Sr. Sec’d. Notes(b)	Ba3	9.500	06/15/18	2,000	2,267,500

					11,877,265

Electric — 4.4%
AES Corp. (The), Sr. Unsec’d. Notes(b)	Ba3	8.000	10/15/17	4,000	4,620,000
Sr. Unsec’d. Notes(b)	Ba3	9.750	04/15/16	6,120	7,282,800
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A(b)	Ba3	8.000	06/01/16	6,260	6,604,300
GenOn REMA LLC, Pass-thru Certs., Ser. B(d)	B1	9.237	07/02/17	1,050	1,157,861
Pass-thru Certs., Ser. C(b)	B1	9.681	07/02/26	900	981,000
Mirant Mid-Atlantic Pass-Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	1,030	1,142,815
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950	05/15/18	5,500	6,637,746

					28,426,522

Energy — Integrated — 0.3%
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250	12/12/21	1,500	1,717,500

Energy — Other — 5.8%
Cie Generale de Geophysique—Veritas (France), Gtd. Notes(b)	Ba3	9.500	05/15/16	8,025	8,486,437
Harvest Operations Corp. (Canada), Gtd. Notes	Ba2	6.875	10/01/17	2,725	3,024,750
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	8.000	09/01/17	3,000	3,191,250
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	11.500	08/01/15	6,177	6,732,930
Parker Drilling Co., Gtd. Notes(b)	B1	9.125	04/01/18	5,000	5,412,500
Plains Exploration & Production Co., Gtd. Notes(b)	B1	8.625	10/15/19	2,000	2,285,000
Range Resources Corp., Gtd. Notes	Ba3	7.250	05/01/18	2,000	2,090,000
Tesoro Corp., Gtd. Notes	Ba1	4.250	10/01/17	3,675	3,822,000
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17	2,000	2,080,000

					37,124,867

Foods — 9.1%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	5,000	5,025,050
Sr. Unsec’d. Notes, 144A	B3	5.750	03/15/20	950	969,000
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	2,000	2,040,020
Constellation Brands, Inc., Gtd. Notes(b)	Ba1	7.250	09/01/16	3,052	3,460,205
Cott Beverages, Inc., Gtd. Notes(b)	B3	8.125	09/01/18	6,000	6,585,000
Gtd. Notes(b)	B3	8.375	11/15/17	3,499	3,783,294
Darling International, Inc., Gtd. Notes(b)	Ba2	8.500	12/15/18	5,175	5,886,562

Dole Food Co., Inc., Sec’d. Notes, 144A	B2	8.000	10/01/16	2,000	2,087,500
Fiesta Restaurant Group, Inc., Sec’d. Notes(b)	B2	8.875	08/15/16	2,700	2,922,750
Ingles Markets, Inc., Sr. Unsec’d. Notes(b)	B1	8.875	05/15/17	4,185	4,404,713
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $2,315,000; purchased 05/02/12)(b)(d)(e)	B1	11.625	05/01/14	2,000	2,212,500
Michael Foods Group, Inc., Gtd. Notes	B3	9.750	07/15/18	5,505	6,124,313
Stater Bros. Holdings, Inc., Gtd. Notes(b)	B2	7.375	11/15/18	1,990	2,138,006
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	7.500	11/15/14	2,354	2,362,851
TreeHouse Foods, Inc., Gtd. Notes(b)	Ba2	7.750	03/01/18	7,600	8,217,500

					58,219,264

Gaming — 7.1%
Boyd Gaming Corp., Gtd. Notes(b)	B3	9.125	12/01/18	5,120	5,312,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	B2	11.250	06/01/17	10,000	10,637,500
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750	03/15/19	2,000	2,170,000
MGM Resorts International, Gtd. Notes(b)	B3	7.500	06/01/16	2,000	2,202,500
Gtd. Notes(b)	B3	10.000	11/01/16	3,000	3,570,000
Pinnacle Entertainment, Inc., Gtd. Notes(b)	B1	8.625	08/01/17	3,125	3,320,313
Gtd. Notes(b)	B3	8.750	05/15/20	2,224	2,393,580
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A(b)	B2	8.625	04/15/16	6,825	7,311,281
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $8,393,939; purchased 05/03/12 - 05/09/12)(b)(d)(e)	B1	11.375	07/15/16	7,681	8,295,480

					45,212,654

Healthcare & Pharmaceutical —7.3%
Accellent, Inc., Sr. Sec’d. Notes(b)	B1	8.375	02/01/17	2,552	2,705,120
Capella Healthcare, Inc., Gtd. Notes(b)	B3	9.250	07/01/17	7,320	7,887,300
HCA, Inc., Sr. Sec’d. Notes(b)	Ba3	8.500	04/15/19	4,000	4,430,000
Sr. Unsec’d. Notes(b)	B3	6.375	01/15/15	7,500	8,043,750
Sr. Unsec’d. Notes, MTN(b)	B3	9.000	12/15/14	6,203	6,885,330
MedAssets, Inc., Gtd. Notes(b)	B3	8.000	11/15/18	5,450	5,967,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	B1	6.500	07/15/16	10,000	10,506,250

					46,425,500

Lodging —1.0%
FelCor Lodging LP, Sr. Sec’d. Notes	B2	10.000	10/01/14	5,866	6,621,248

Media & Entertainment —15.4%
Allbritton Communications Co., Sr. Unsec’d. Notes(b)	B2	8.000	05/15/18	4,900	5,322,625
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	6,325	7,289,562
Belo Corp., Gtd. Notes(b)	Ba1	8.000	11/15/16	8,500	9,158,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	B1	9.125	08/01/18	6,492	7,271,040
Gannett Co., Inc., Gtd. Notes(b)	Ba1	8.750	11/15/14	6,254	6,973,210
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	Ba2	7.375	12/01/17	8,300	8,881,000

Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	3,091	3,349,871
LIN Television Corp., Gtd. Notes	B3	8.375	04/15/18	1,500	1,633,125
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $8,104,630; purchased 06/05/12 -12/12/12)(b)(d)(e)	B1	8.250	12/15/17	7,296	7,952,640
New York Times Co. (The), Sr. Unsec’d. Notes(b)	B1	5.000	03/15/15	1,310	1,377,138
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes(b)	B3	8.875	04/15/17	4,500	4,950,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(b)	B2	11.625	02/01/14	9,792	10,697,760
Regal Cinemas Corp., Gtd. Notes(b)	B2	8.625	07/15/19	2,000	2,220,000
Salem Communications Corp., Sec’d. Notes	B2	9.625	12/15/16	2,000	2,212,500
Sinclair Television Group, Inc., Sec’d. Notes, 144A(b)	Ba3	9.250	11/01/17	6,500	7,052,500
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	4,625	5,185,781
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(b)	B3	6.000	05/15/17	6,500	6,776,250

					98,303,752

Metals — 6.8%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000	02/25/17	3,600	3,745,800
Sr. Unsec’d. Notes	Ba1	5.375	06/01/13	3,225	3,254,080
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	2,500	2,695,745
Sr. Unsec’d. Notes	Ba1	9.500	02/15/15	4,500	5,079,375
ArcelorMittal USA LLC, Gtd. Notes(b)	Ba1	6.500	04/15/14	2,000	2,096,360
Arch Coal, Inc., Gtd. Notes, 144A(b)	B3	9.875	06/15/19	675	666,562
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, 144A	B1	12.500	07/08/15	5,000	5,412,500
CONSOL Energy, Inc., Gtd. Notes(b)	B1	8.000	04/01/17	4,200	4,567,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	B1	6.375	02/01/16	2,000	2,085,000
Gtd. Notes, 144A(b)	B1	7.000	11/01/15	3,300	3,456,750
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A(b)	B2	12.500	12/15/16	875	945,000
Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	7,099	7,542,688
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.125	08/15/19	1,725	1,845,750

					43,393,110

Non-Captive Finance — 1.4%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	Ba3	4.250	08/15/17	8,750	9,056,250

Packaging — 3.0%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $3,217,500; purchased 05/14/12 - 05/18/12)(d)(e)	Ba3	7.375	10/15/17	3,000	3,270,000
BWAY Holding Co., Gtd. Notes (original cost $1,107,500; purchased 07/20/12)(d)(e)	B3	10.000	06/15/18	1,000	1,122,500
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	Ba3	7.375	05/15/16	5,965	6,859,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, Gtd. Notes	Caa2	9.875	08/15/19	3,000	3,285,000
Sealed Air Corp., Gtd. Notes, 144A(b)	B1	8.125	09/15/19	4,000	4,490,000

					19,027,250

Paper — 0.5%
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,907,000; purchased 05/01/12)(b)(d)(e)	B2	8.000	06/01/16	2,850	2,992,500

Pipelines & Other — 1.6%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(b)	B2	9.125	10/01/17	5,000	5,375,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.000	01/15/19	1,650	1,617,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(b)	Ba3	7.500	10/01/18	3,050	3,294,000

					10,286,000

Real Estate Investment Trusts — 0.6%
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	3,495	3,796,444

Retailers — 1.8%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	B2	9.000	03/15/19	700	777,000
Dollar General Corp., Gtd. Notes	Ba2	4.125	07/15/17	675	713,812
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500	10/15/17	2,900	2,987,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	750	827,769
Toys “R” Us—Delaware, Inc., Sr. Sec’d. Notes, 144A(b)	B1	7.375	09/01/16	4,500	4,567,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	1,500	1,578,750

					11,451,831

Technology — 13.9%
Anixter, Inc., Gtd. Notes	Ba3	5.950	03/01/15	1,000	1,057,500
Gtd. Notes	Ba3	10.000	03/15/14	1,400	1,508,500
Audatex North America, Inc., Gtd. Notes, 144A(b)	Ba2	6.750	06/15/18	7,750	8,273,125
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	3,000	2,951,250
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535	10/12/17	9,674	10,387,457
Sr. Sec’d. Notes	B1	8.000	12/15/18	2,500	2,768,750
Ceridian Corp., Gtd. Notes	Caa2	11.250	11/15/15	2,000	2,050,000
Gtd. Notes, PIK	Caa2	12.250	11/15/15	1,000	1,022,500
CommScope, Inc., Gtd. Notes, 144A (original cost $6,005,685; purchased 01/07/13 - 02/06/13)(b)(d)(e)	B3	8.250	01/15/19	5,473	5,938,205
Equinix, Inc., Sr. Unsec’d. Notes	Ba3	4.875	04/01/20	1,325	1,325,000
First Data Corp., Gtd. Notes	Caa1	9.875	09/24/15	600	617,250
Gtd. Notes, 144A	Caa1	9.875	09/24/15	3,000	3,086,250
Gtd. Notes	Caa1	10.550	09/24/15	2,300	2,360,674
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250	12/15/17	1,950	1,989,000
Interactive Data Corp., Gtd. Notes(b)	B3	10.250	08/01/18	10,950	12,414,562
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750	07/15/16	2,000	2,305,000
Sr. Unsec’d. Notes	Ba1	8.250	03/15/18	360	432,900
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B1	9.750	08/01/18	641	732,343
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750	12/15/18	1,500	1,636,875
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800	10/01/16	3,170	3,566,250
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	6,625	6,956,250
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	6.625	11/01/19	825	847,688

TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.125	06/15/18	950	995,125
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	B2	11.375	06/15/18	9,500	10,948,750
Unisys Corp., Sr. Unsec’d. Notes(b)	B1	6.250	08/15/17	2,500	2,693,750

					88,864,954

Telecommunications — 5.7%
Brightstar Corp., Gtd. Notes, 144A (original cost $3,909,750; purchased 04/27/12 - 12/10/12)(b)(d)(e)	B1	9.500	12/01/16	3,700	3,959,000
Cricket Communications, Inc., Sr. Sec’d. Notes(b)	Ba2	7.750	05/15/16	8,643	9,085,522
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500	04/15/18	4,000	4,400,000
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	8.250	09/01/17	3,000	3,165,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	2,000	2,285,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(b)	B3	6.000	12/01/16	2,300	2,484,000
Sr. Unsec’d. Notes(b)	B3	8.375	08/15/17	5,550	6,438,000
Sr. Unsec’d. Notes(b)	B3	9.125	03/01/17	1,300	1,535,625
Windstream Corp., Gtd. Notes(b)	Ba3	7.875	11/01/17	3,000	3,397,500

					36,749,647

TOTAL CORPORATE BONDS (cost $753,620,276)					763,886,013

TOTAL LONG-TERM INVESTMENTS (cost $815,124,679)					826,764,806

SHORT-TERM INVESTMENT — 4.3%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,731,556)(f)				27,731,556	27,731,556

TOTAL INVESTMENTS — 133.5% (cost $842,856,235)(g)					854,496,362
LIABILITIES IN EXCESS OF OTHER ASSETS — (33.5)%					(214,299,159)

NET ASSETS — 100.0%					$640,197,203

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
NR	Not Rated
PIK	Payment-in-Kind

†	The ratings reflected are as of February 28, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2013.
(b)	Represents security, or a portion thereof, segregated as collateral for loan outstanding. There was a loan balance of $229,000,000 outstanding at February 28, 2013, which was used to provide the Fund with portfolio leverage and meet its general cash flow requirements.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $45,899,185. The aggregate value of $45,705,693 is approximately 7.1% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$850,311,719	$10,167,697	$(5,983,054)	$4,184,643

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$55,755,150	$7,123,643
Corporate Bonds	—	760,604,337	3,281,676
Affiliated Money Market Mutual Fund	27,731,556	—	—

Total	$27,731,556	$816,359,487	$10,405,319

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 05/31/12	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	46,961	235,624
Purchases	7,257,500	969,750
Sales	(180,818)	(205,779)
Accrued discount/premium	—	—
Transfers into Level 3	—	2,282,081
Transfers out of Level 3	—	—

Balance as of 02/28/13	$7,123,643	$3,281,676

*	Of which, $282,585 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Corporate Bonds transferred into Level 3 as a result of using single broker quotes.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item  2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item  3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date April 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 22, 2013

*	Print the name and title of each signing officer under his or her signature.